Related Parties (Details Narrative) - BRL (R$) R$ in Thousands						12 Months Ended
	Mar. 31, 2025	Sep. 03, 2024	May 21, 2024	Mar. 27, 2024	Jan. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2023
BRF Previdencia [Member]
IfrsStatementLineItems [Line Items]
Lease payments						R$ 22,971	R$ 21,936
Banco do Brasil S.A. [Member]
IfrsStatementLineItems [Line Items]
Fixed credit limit amount								R$ 144,000
Potengi [Member]
IfrsStatementLineItems [Line Items]
Issue of simple debentures				R$ 2,100,000	R$ 300,000
SALIC [Member]
IfrsStatementLineItems [Line Items]
Contract, description			On May 21, 2024, BRF signed a strategic product supply contract with the Saudi Agricultural and Livestock Investment Company (“SALIC”). The contract allows SALIC to purchase up to 200,000 tons of product per year whenever there is a state of food emergency in the Kingdom of Saudi Arabia.
Marfrig [Member]
IfrsStatementLineItems [Line Items]
Estimated expenditure		R$ 550,000
Marfrig [Member] | Events After The Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Transferred amount with discount	R$ 336,000
Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Remuneration and benefits						22,396	16,917
Director Of One Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Remuneration and benefits						492
Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Transaction balance						R$ 1,099,857	R$ 1,132,634